Notes Payable To Banks (Narrative) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 Singapore Dollars [Member] SGD	Dec. 31, 2011 ASMPT [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2010 Japan [Member] EUR (€)	Dec. 31, 2010 Singapore [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 40,680,000	€ 8,297,000	2,000,000	€ 32,946,000	€ 7,734,000	€ 7,130,000	€ 1,167,000
Carrying value of collateralized real estate					9,525,000
Weighted average interest rate of outstanding notes payable	1.90%
Short-term lines of credit, amount	289,528,000
Lines of credit amount outstanding	40,680,000				14,321,000
Undrawn portion of lines of credit	248,848,000
Undrawn portion includes revolving credit facility	150,000,000
Convertible bonds due date	Nov. 06, 2014
Undrawn portion of amount restricted to be used only in operations				92,262,000	6,587,000
Lines of credit facility available through date	July 31 2014
Line of credit facility, maturity date	31 July 2015
Net debt/equity ratio, maximum	2.0
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	810,000,000
Net cash	30,400,000
Total equity	659,796,000	411,460,000
Short-term line of credits including financial covenants					€ 1,747,000
Financial covenant number of years with loss	2